Long-term debt	12 Months Ended
Dec. 31, 2022
Long-term debt
Long-term debt
6.

Long-term debt
The

amount of

long-term debt

shown in

the

accompanying consolidated

balance sheets

is

analyzed as
follows:
2022 2021
Senior unsecured bond 125,000 125,000
Secured long-term debt 405,120 306,843
Total long-term

debt
$ 530,120 $ 431,843
Less: Deferred financing costs

(7,609) (8,168)
Long-term debt, net of deferred financing costs $ 522,511 $ 423,675
Less: Current long-term debt, net of deferred financing

costs,
current (91,495) (41,148)
Long-term debt, excluding current maturities $ 431,016 $ 382,527
Senior Unsecured Bond
:

On September 27, 2018 , the Company issued a $ 100,000

senior unsecured bond maturing in September
2023 of

which entities affiliated

with executive officers

and directors of

the Company purchased

$
16,200
aggregate principal

amount of

the bond.

The bond

was fully

repurchased and

retired on

September 27,
2021 upon

the exercise

of the

Company’s call

option pursuant

to the

Bond terms

discussed below.

The
bond bore interest at a US Dollar fixed-rate coupon of 9.50 % which was payable semi-annually in arrears in March and September of each year . The bond was callable in whole or in parts in three years at a price equal to 103.8% of nominal value; in four years at a price equal to 101.9% of the nominal value and in four and a half years at a price equal to 100% of nominal value.

The bond

included financial

and other

covenants
and was

trading on

the Oslo

Stock Exchange

under the

ticker symbol

“DIASH01”. On

July 7,

2020, the
Company repurchased $ 8,000

of nominal value of the bond.

On June 22, 2021, the Company

refinanced
$ 74,200

of nominal

value of

the bond

at a

price equal

to
106.25
%

of nominal

value, or

$
78,838
, with

a
newly issued bond, discussed below. The Company applied the debt modification guidance for the part of the transaction refinanced by existing investors

amounting to $
73,400

and the debt extinguishment for

the
remaining $ 800 . An amount of $ 5,272

consisting of the costs paid to the investors who participated in the refinancing and unamortized deferred

fees were deferred over the

term of the new bond

and an amount of
$ 57

was recorded as

loss on debt

extinguishment. On September

27, 2021, the

Company exercised the
call option

and redeemed

the balance

of the

bond at

the price

of
103.8
%. In

2021 and

2020, the

repurchase
of the

bond resulted

in loss

of $
880

and gain

of $
374
, respectively,

which is

included in

“(Loss)/gain on
extinguishment of debt” in the consolidated statements of operations.

On June 22, 2021 , the Company issued a $ 125,000

senior unsecured bond maturing in June 2026, which
refinanced the previous bond. The bond

ranks ahead of subordinated capital and

ranks the same with all
other senior unsecured obligations

of the Company other

than obligations which are

mandatorily preferred
by law. Entities

affiliated with executive officers and directors of the Company purchased an aggregate of
$ 21,000

principal amount of

the bond. The

bond bears interest

from June 22,

2021 at a

US Dollar fixed-
rate coupon of 8.375
% and is payable semi-annually in

arrears in June and December

of each year.

The
bond is callable in

whole or in

parts in June 2024

at a price

equal to
103.35
% of nominal

value; between
June 2025 to December

2025 at a price

equal to
101.675
% of the nominal

value and after December

2025
at a price equal to 100
% of nominal value. The bond includes financial

and other covenants and is trading
at Oslo Stock Exchange under the ticker symbol “DIASH02”.

Secured Term Loans:
Under the

secured term

loans outstanding

as of

December 31,

2022,
34

vessels of

the Company’s

fleet
are

mortgaged

with

first

preferred

or

priority

ship

mortgages,

having

an

aggregate

carrying

value

of
$ 722,961
.

Additional

securities

required

by

the

banks

include

first

priority

assignment

of

all

earnings,
insurances, first assignment of time

charter contracts that exceed a certain

period, pledge over the shares
of

the

borrowers,

manager’s

undertaking

and

subordination

and

requisition

compensation

and

either

a
corporate

guarantee

by

DSI

(the

“Guarantor”)

or

a

guarantee

by

the

ship

owning

companies

(where
applicable), financial covenants, as well as operating account assignments. The lenders may also require additional

security

in

the

future

in

the

event

the

borrowers

breach

certain

covenants

under

the

loan
agreements.

The

secured

term

loans

generally

include

restrictions

as

to

changes

in

management

and
ownership of the vessels, additional indebtedness, as well as minimum requirements regarding hull cover ratio and minimum liquidity

per vessel owned by the

borrowers, or the Guarantor,

maintained in the bank
accounts of the borrowers, or the Guarantor.

As of December 31, 2022 and 2021, minimum cash

deposits required to be maintained at all times under
the

Company’s

loan

facilities,

amounted

to

$
21,000

and

$
16,500
,

respectively

and

are

included

in
“Restricted

cash,

non-current”

in

the

accompanying

consolidated

balance

sheets. Furthermore,

the
secured term loans contain cross default provisions and additionally the

Company is not permitted to pay
any dividends following

the occurrence of

an event of

default. For 2022

and 2021, the

weighted average
interest rate of the secured term loans was 3.8 % and 2.45%, respectively.
As of December

31, 2022 and

2021, the Company

had the following

agreements with banks,

either as a
borrower or as a guarantor, to guarantee the loans of its subsidiaries:
Export-Import

Bank

of

China

and

DnB

NOR

Bank

ASA:

On
February 15, 2012
,

the

Company drew
down a

first tranche

of $
37,450
, under

a secured

loan agreement,

which was

repayable in
40 quarterly
instalments of approximately

$
628

each and a

balloon of $
12,332

payable together with

the last instalment
on February 15, 2022 . On May 18, 2012 , the Company drew down, under the same agreement, a second tranche of

$
34,640
, which

was repayable

in
40 quarterly

instalments of

approximately $
581

each and

a
balloon of $ 11,410

payable together

with the last

instalment on
May 18, 2022
. The loan

which bore

interest
at LIBOR plus a margin of 2.50
% per annum was prepaid in full on May 17,

2021, and unamortized costs
were written

off to

“(Loss)/gain on

extinguishment

of debt”

in the

2021 consolidated

statement of

operations.
Commonwealth Bank

of

Australia, London

Branch:

On

January 13,

2014, the

Company drew

down
$ 9,500

under

a

secured

loan

agreement,

which

was

repayable

in
32

equal

consecutive
quarterly
instalments

of

$
156

each

and

a

balloon

of

$
4,500

payable

on
January 13, 2022
.

The

loan

which

bore
interest at LIBOR

plus a margin

of
2.25
%, was prepaid

in full on

May 18, 2021

and unamortized

costs were
written off to “(Loss)/gain on extinguishment of debt” in the 2021 consolidated statement of operations.
BNP Paribas (“BNP”):

On December 19, 2014, the Company

drew down $
53,500

under a secured loan
agreement, to

finance part of

the acquisition cost

of the
G. P.

Zafirakis

and the
P.

S. Palios
maturing on
November 30, 2021
. The agreement was refinanced on June

29, 2020, to extend the maturity to
May 19,
2024
. The

loan is

repayable in

equal semi-annual

instalments of

approximately $
1,574

and a

balloon of
$ 23,596

payable

together

with

the

last

instalment.

The

refinanced

loan

bears

interest

at

LIBOR

plus

a
margin of 2.5
%.

On July 16, 2018, the Company drew down $ 75,000

under a secured loan agreement with BNP. The loan
is repayable in consecutive quarterly instalments

of $
1,562.5

and a balloon instalment of $
43,750

payable
together with the

last instalment on
July 17, 2023
. The loan bears

interest at LIBOR

plus a margin

of
2.3%.
Nordea Bank AB,

London Branch (“Nordea”):

On March

19, 2015, the

Company drew down

$
93,080
under a

secured loan

agreement, maturing

on
March 19, 2021
. The

loan bore

interest at

LIBOR plus

a
margin of 2.1
%. On May

7, 2020, the loan

was refinanced to

extend the maturity

to March 19, 2022

and on
July

29,

2021,

the

Company

entered

into

a

supplemental

agreement

with

Nordea,

to

extend

the

loan
maturity to

March 2024

and to

draw down

an additional

amount of

$
460
. The

balance of

the refinanced
loan,

including the

additional $
460

drawn on

July

30,

2021, is

repayable in

equal consecutive

quarterly
instalments

of

$
1,862

and a

balloon instalment

of

$
26,522

payable together

with the

last instalment

on
March 19, 2024
, all

other terms

of the

loan remaining

the same.

In July

2022, the

Company prepaid

an
amount of $ 4,786
, due to

the sale of
Baltimore
to OceanPal (Note 4).

Unamortized finance costs relating
to

the

part

of

the

loan

prepaid,

were

written

off

to

“(Loss)/gain

on

extinguishment

of

debt”

in

the

2022
consolidated statement of operations. Following this

prepayment, the loan is repayable in

equal
quarterly
instalments

of

$
1,636

and a

balloon of

$
23,313

payable together

with the

last

instalment on
March 19,
2024
.

On September

30, 2022,

the Company

entered into

a $
200

million loan

agreement to

finance the

acquisition
price of 9

ultramax vessels (Note

4). The

Company drew down

$
197,236

under the

loan, in

tranches for
each

vessel

on

their

delivery

to

the

Company.

On

December

12,

2022,

the

Company

prepaid

$
21,937
under

the

loan,

attributed

to

DSI

Andromeda,

following

the

vessel’s

sale

under

a

sale

and

leaseback
agreement. (Note 7). Unamortized finance costs relating to

the part of the loan prepaid, were written off to
“(Loss)/gain on

extinguishment of

debt” in

the 2022

consolidated statement of

operations. Following

this
prepayment, the

loan is

repayable in
20

equal
quarterly

instalments of

an aggregate

amount of

$
3,719 ,
and a balloon amounting to $ 100,912

payable together with the last instalment on
October 11, 2027 . The
loan bears

interest at

term SOFR

plus a

margin of
2.25
%. Loan

fees amounted

to $
2,069

presented as
contra to debt and commitment fees amounted to $ 191 , included in Interest expense and finance costs in the accompanying 2022 consolidated statement of operations.
ABN AMRO Bank N.V., or ABN:

On May 22, 2020, the Company signed a term loan facility with ABN, in the amount of $ 52,885

to combine two loans

outstanding with ABN. Tranche

A is payable in

consecutive
quarterly

instalments

of

$
800

each

and

a

balloon

instalment

of

$
9,000

payable

together

with

the

last
instalment on June 28, 2024
. The tranche

bears interest at

LIBOR plus a

margin of
2.25
%. Tranche

B is
repayable in equal

consecutive
quarterly

instalments of

about $
994

each and a

balloon of $
13,391

payable
together with the last instalment on June 28, 2024 , and bears interest at LIBOR plus a margin of 2.4
%.

On May 20,

2021, the Company, drew

down $
91,000

under a secured

sustainability linked

loan facility with
ABN AMRO

Bank N.V,

dated May

14, 2021,

which was

used to

refinance existing

loans. The

loan was
repayable in consecutive quarterly

instalments of $
3,390

each and a balloon of $
23,200

payable together
with

the

last

instalment,

on
May 20, 2026
.

On

August

22,

2022,

and

following

the

sale

and

leaseback
agreements of

the vessels
Santa Barbara

and
New Orleans
, which were

mortgaged to

secure the loan,

the
Company

prepaid

an

amount

of

$
30,791
,

which

was

the

part

of

the

loan

attributed

to

the

two

vessels.
Unamortized

finance

costs

relating

to

the

part

of

the

loan

prepaid,

were

written

off

to

“(Loss)/gain

on
extinguishment of debt” in the 2022 consolidated statement of operations. Following this prepayment, the
loan is repayable

in consecutive
quarterly

instalments of

$
1,980

and a balloon

of $
13,553

payable together
with the

last instalment, on
May 20, 2026
. The

loan bears

interest at

LIBOR plus

a margin

of
2.15 % per
annum, which may

be adjusted annually by

maximum
10

basis points upwards or

downwards, subject to
the performance under certain sustainability KPIs.
Danish Ship Finance A/S:

On April 30, 2015, the

Company drew down $
30,000

under a loan agreement,
which was repayable in 28

equal consecutive
quarterly

instalments of $
500

each and a balloon of

$
16,000
payable together with the last

instalment on
April 30, 2022
. The loan which bore

interest at LIBOR plus a
margin of 2.15
% was

prepaid in

full on

May 20,

2021, and

unamortized costs

were written

off to

“(Loss)/gain
on extinguishment of debt” in the 2021 consolidated statement of operations.
ING Bank N.V.:
On November 19,

2015, the Company

drew down advance

A amounting to

$
27,950

under
a secured

loan agreement,

which was

repayable in
28

consecutive
quarterly

instalments of

about $
466
each and a

balloon instalment

of about $
14,907

payable together

with the last

instalment on
November 19,
2022
.

Advance

B

amounting

to

$
11,733

was

drawn

on

October

6,

2015,

and

was

repayable

in
28
consecutive quarterly

instalments of

about $
293

each and

a balloon

instalment of

about $
3,520

payable
together with the last instalment on October 6, 2022
. The loan which bore interest at LIBOR

plus a margin
of 1.65
% was

prepaid in full

on May 20,

2021, and unamortized

costs were written

off to

“(Loss)/gain on
extinguishment of debt” in the 2021 consolidated statement of operations.
Export-Import Bank of China:

On January 4,

2017, the Company drew

down $
57,240

under a secured
loan

agreement,

which

is

repayable

in

equal
quarterly

instalments

of

$
954
,

each,

until

its

maturity

on
January 4, 2032

and bears interest at LIBOR plus a margin of
2.3%.
DNB Bank

ASA.:

On March

14, 2019,

the Company

drew down

$
19,000

under a

secured loan

agreement,
which is

repayable in

consecutive
quarterly

instalments of

$
477.3

and a

balloon of

$
9,454

payable together
with the last instalment on March 14, 2024 . The loan bears interest at LIBOR plus a margin of 2.4%.
As of December 31, 2022 and 2021, the Company was in compliance with all of its loan covenants.
The maturities of the Company’s

bond and debt facilities described above as of

December 31, 2022, and
throughout their term, are shown in the table below and do not include the related debt issuance costs:
Period Principal Repayment
Year 1 $ 93,830
Year 2 112,645
Year 3 26,615
Year 4 161,207
Year 5 119,605
Year 6 and

thereafter
16,218
Total $ 530,120